Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and bank accounts	R$ 111,410	R$ 53,525
Savings account	1,335,774	2,115,562
Financial investments	2,174,614	2,386,090
Cash and cash equivalents	R$ 3,621,798	R$ 4,555,177	R$ 4,499,588	R$ 3,505,824